COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Purchase commitments		$ 4,619,772	$ 472,663,508	$ 858,487,886
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	[1]	4,619,772	8,028,764	13,356,755
Silicon raw materials [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	[2]	$ 0	$ 464,634,744	$ 845,131,131

[1]	Future payment required for purchase of property, plant and equipment are as follows: Twelve-month period ending December 31, 2016 $ 4,619,772 Total $ 4,619,772
[2]	As of December 31, 2015, there is no future payment required for silicon raw materials.